Fresh Start Accounting - Reconciliation of Enterprise Value to Estimated Fair Value of the Successor's Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands		Mar. 31, 2017	Mar. 21, 2017
Fresh Start Accounting [Abstract]
Enterprise value			$ 1,200,000
Plus: cash and cash equivalents		$ 32,494	45,123
Less: fair value of outstanding debt			(296,061)
Less: fair value of warrants (consideration for previously accrued consulting fees)			(118)
Fair value of Successor common stock on the Effective Date			$ 948,944
Total shares issued under the Reorganization Plan			44,982,142
Per share value	[1]		$ 21.10

[1]	The per share value shown above is calculated based upon the financial information determined using US GAAP at the Effective Date.